Document and Entity Information	Feb. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001057352
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	COSTAR GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-24531
Entity Tax Identification Number	52-2091509
Entity Address, Address Line One	1331 L Street
Entity Address, Address Line Two	NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	(202)
Local Phone Number	346-6500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CSGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false